SHARE CAPITAL (Narrative) (Details) $ / shares in Units, $ / shares in Units, $ in Millions						1 Months Ended																				3 Months Ended					12 Months Ended
	Aug. 04, 2023 Share	May 04, 2023 USD ($) Share $ / shares	Jan. 10, 2023 USD ($) Share $ / shares	Dec. 15, 2022 USD ($) Share $ / shares	Aug. 04, 2022 USD ($) $ / shares shares	Dec. 31, 2023 Share shares	Dec. 20, 2023 USD ($) Share $ / shares	May 04, 2023 USD ($) Share $ / shares	Apr. 30, 2023 shares	Mar. 16, 2023 CAD ($) $ / shares shares	Mar. 16, 2023 USD ($) shares	Jan. 31, 2023 Share	Dec. 31, 2022 Share shares	Jun. 30, 2022 shares	Jan. 31, 2022 shares	Dec. 31, 2021 Share shares	Dec. 16, 2021 USD ($) Share $ / shares	Sep. 30, 2021 USD ($) Share shares	Sep. 17, 2021 USD ($) $ / shares shares	Jul. 31, 2021 USD ($) Share shares	Jun. 30, 2021 USD ($) Share shares	May 31, 2021 shares	Mar. 31, 2021 USD ($) Share shares	Feb. 28, 2021 USD ($) Share shares	Feb. 24, 2021 USD ($) Share $ / shares	Sep. 30, 2022 USD ($) $ / shares shares	Mar. 31, 2022 USD ($) $ / shares shares	Sep. 30, 2021 USD ($) $ / shares shares	Jun. 30, 2021 USD ($) $ / shares shares	Mar. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) Share $ / shares shares	Dec. 20, 2023 USD ($) Share	Dec. 31, 2022 USD ($) Share $ / shares shares	Dec. 31, 2021 USD ($) Share $ / shares shares	Dec. 31, 2020 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share consolidation ratio																															On May 26, 2023, the Company consolidated its common shares on the basis of one (1) new post-consolidation common share for every two and a half (2.5) existing pre-consolidation common share (the "Consolidation").
Number of shares issued | shares						68,871,437							31,905,476																		68,871,437		31,905,476
Number of shares outstanding | shares						68,871,437							31,905,476			24,868,085															68,871,437		31,905,476	24,868,085	21,843,271
Proceeds from issuing shares					$ 11,000,000					$ 35.0	$ 25,800,000								$ 17,300,000												$ 25,799,794		$ 11,898,694	$ 18,976,371
Share issue price | (per share)					$ 1.65					$ 1.75									$ 6.38
Shares issued for cash | shares					6,666,667					20,000,000	20,000,000								2,714,000
Brokerage fee expense					$ 400,000					$ 1.3	$ 1,000,000								$ 900,000
Legal and filing expense					$ 400,000					$ 0.7	$ 500,000								$ 400,000
Number of share options exercised																															0		0	77,226
Share-based-payments | $																															$ 1,097,850		$ 1,742,511	$ 1,863,085
Number of stock options canceled																															738,669		588,640	8,476
Number of share options granted																															2,559,979		30,100	196,604
Exercise price | $ / shares																															$ 1.98		$ 0.64	$ 2.31
Number and type of warrants outstanding | shares																															21,903,504
Millennial Precious Metals Corp. [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Value of shares on the closing date | $		$ 23,996,732						$ 23,996,732
Millennials Employees And Consultants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of stock options canceled	62,100							207,000
Number of share options granted								764,704
Expiration date								August 4, 2023
Expense from share-based payment transactions with employees | $								$ 31,888
Millennials Employees And Consultants [Member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares								$ 2.4
Millennials Employees And Consultants [Member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares								$ 5.29
Directors Officers Employees And Contractors [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted							1,603,371										156,604
Exercise price | $ / shares							$ 1.04										$ 5.1
Expiration date							December 20, 2028										December 16, 2026
Expense from share-based payment transactions with employees | $							$ 909,007										$ 312,921
Directors And Officers [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted			191,904
Exercise price | $ / shares			$ 1.63
Expiration date			January 10, 2028
Expense from share-based payment transactions with employees | $			$ 137,900
Employees And Contractors [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted				30,100
Exercise price | $ / shares				$ 1.59
Expiration date				December 15, 2027
Expense from share-based payment transactions with employees | $				$ 22,366
Directors [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted																									40,000
Exercise price | $ / shares																									$ 8.45
Expiration date																									February 24, 2026
Expense from share-based payment transactions with employees | $																									$ 127,797
Millennial Shares [Member] | Millennial Precious Metals Corp. [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments or interests issued or issuable		16,872,050						16,872,050
Value of shares on the closing date | $		$ 22,697,554						$ 22,697,554
Share issue price | $ / shares		$ 1.35
ATM Sales [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares sold under ATM | shares																										136,023	171,199	62,000	128,380	16,400
Proceeds from issuing shares | $																										$ 200,000	$ 700,000	$ 500,000	$ 1,100,000	$ 200,000
Share issue price | $ / shares																										$ 1.65	$ 3.93	$ 7.38	$ 8.25	$ 9.75
Percentage of brokers' fee in commission																										2.75%	2.75%	2.75%	2.75%	2.75%
Equity Incentive Awards [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares issued for cash | shares																		533		800	12,000		7,778	57,760
Number of share options exercised																		533		800	12,000		6,133	57,760
Proceeds from exercise of options | $																		$ 3,042		$ 4,628	$ 52,960		$ 35,759	$ 300,000
Cash redemption of vested RSUs | shares						24,935			938				18,998	1,200	548	6,598						822
Shares issued related to restricted share unit grant | shares						93,911							63,502			25,163
Percentage of issued and outstanding capital acquire for issuance of awards																															10.00%
Number of equity incentive awards available for issuance																															1,689,467		1,225,118
Number of units vested | shares																							1,645
Equity Incentive Awards [Member] | One participant [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum threshold of outstanding issue in an annual period																															5.00%
Equity Incentive Awards [Member] | One consultant [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum threshold of outstanding issue in an annual period																															2.00%
Equity Incentive Awards [Member] | Eligible persons (as a group) [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum threshold of outstanding issue in an annual period																															2.00%
Equity Incentive Awards [Member] | Insiders (as a group) [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum threshold of outstanding issue in an annual period																															10.00%
Equity Incentive Awards [Member] | Insiders (as a group) [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum threshold of outstanding issue in an annual period																															10.00%
Equity Incentive Awards [Member] | Any one insider and his or her associates or affiliates [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum threshold of outstanding issue in an annual period																															5.00%
Stock Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options exercised																																		77,226
Proceeds from exercise of options | $																																		$ 376,153
Share-based-payments | $																															$ 253,544		$ 431,884	$ 932,333
Number of stock options canceled																																		8,476
Restricted Share Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum number of shares available for issuance																															1,200,000
Share-based-payments | $																															$ 540,002		$ 871,875	$ 837,858
Vested RSUs for which settlement has been deferred | shares																															10,000		17,467	7,467
Number of units vested | shares																															131,541		106,962	47,157
Number of units canceled																															48,474		12,148	6,744
Number of units granted																															1,058,022		101,300	195,542
Weighted average grant date, Granted | $ / shares																															$ 1.1		$ 1.6	$ 5.2
Restricted Share Units [Member] | Officers and Employees [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units granted			116,124	101,300													195,542															941,898
Expense from share-based payment transactions with employees | $			$ 188,884	$ 169,318													$ 1,037,359															$ 970,044
Deferred Share Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum number of shares available for issuance																															1,200,000
Share-based-payments | $																															$ 304,304		$ 438,752	$ 92,894
Number of units granted																															537,865		68,343	91,267
Weighted average grant date, Granted | $ / shares																															$ 1.15		$ 1.8	$ 5.43
Deferred Share Units [Member] | Certain Directors [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units issued						74,865							68,343			12,067															74,865		68,343	12,067
Expense from share-based payment transactions with employees | $																															$ 616,750		$ 123,774	$ 75,086
Deferred Share Units [Member] | Directors [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units granted						364,000						99,000					79,200
Expense from share-based payment transactions with employees | $																	$ 420,159
Warrants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based-payments | $																															$ 44,630		$ 0
Number and type of warrants outstanding | shares																															20,092,415